Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock option, restricted stock unit and employee stock purchase plan transactions
Summarized information as of December 31, 2012, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	96,121,395	68,534,425
Weighted average remaining contractual life (in years)	4.7	3.3
Weighted average exercise price per share	$28.75	$27.30
Intrinsic value (millions of dollars)	$398	$300
(a) Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2012 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09
Granted	13,508,034	32.35	5,617,150	31.60
Vested RSUs	—	—	(4,182,928)	28.66
Expired and forfeited	(4,732,514)	29.78	(1,417,834)	26.76
Exercised	(22,409,816)	20.32	—	—
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91
Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2012
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	197,554,600	25,137,819	222,692,419
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)	(681,951)	(123,825,316)
Available for future grants	74,411,235	24,455,868	98,867,103

(a) Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.
We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2012	2011	2010
Weighted average grant date fair value, per share	$8.31	$10.37	$6.61
Weighted average assumptions used:
Expected volatility	30%	30%	32%
Expected lives (in years)	7.1	6.9	6.4
Risk-free interest rates	1.40%	2.61%	2.83%
Expected dividend yields	2.10%	1.51%	2.08%
Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2012	2011	2010
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$48	$40	$36
Research and development (R&D)	71	58	53
Selling, general and administrative (SG&A)	127	121	101
Acquisition charges	17	50	—
Total	$263	$269	$190
Employee stock purchase plan transactions during 2012 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2011	580,095	$25.29
Granted	2,931,354	25.64
Exercised	(2,829,498)	25.12
Outstanding grants, December 31, 2012	681,951	$27.47

Schedule of share-based compensation, Shares outstanding under stock option plans, by exercise price range
Summarized information about stock options outstanding at December 31, 2012, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	4,882	0.8	$9.56	4,882	$9.56
10.01 to 20.00	13,179,570	4.5	15.32	9,619,657	15.43
20.01 to 30.00	34,637,310	4.8	24.86	27,154,258	25.33
30.01 to 38.40	51,817,336	4.9	32.81	31,755,628	32.59
$9.56 to 38.40	99,639,098	4.8	$27.73	68,534,425	$27.30